Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities	Payments under the Company’s lease arrangement are fixed.
	2025	2024

Weighted average remaining lease term (in years)	1.13	1.62
Weighted average discount rate (%)	5.875%	5.875%
	2025	2024

Finance lease right-of-use assets	$87,385	$270,712

Finance lease liabilities, current portion	$56,795	$184,280
Finance lease liabilities, net of current portion	$-	$56,469

Amortization of finance lease right-of-use assets	$(184,601)	$(263,638)
Repayment and interest accretion of finance lease liabilities	$(185,053)	$(221,255)

Weighted average remaining lease term (in years)	0.73	1.48
Weighted average discount rate (%)	5.36%	6.99%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

For the year ending March 31,
2026	$144,959
2027	37,489
Total lease payments	$182,448
Less: imputed interest	(40,376)
Operating lease obligation, net	$142,072

Schedule of Future Minimum Finance Lease Payments	Future minimum finance lease payments are as follows:
For the year ending March 31,
2026	$58,535
Total lease payments	$58,535
Less: imputed interest	(1,740)
Finance lease obligation, net	56,795